UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2017

MFS® CALIFORNIA

MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 168.8%
Airport Revenue - 9.0%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 5/15/2038 (Prerefunded 5/15/2018)	$750,000	$790,551
Orange County, CA, Airport Rev., “A”, 5%, 7/01/2031	190,000	204,489
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	500,000	558,905
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2043	500,000	552,170
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	285,000	314,857
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	150,000	165,107
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	440,000	487,744

		$3,073,823
General Obligations - General Purpose - 6.4%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$165,000	$174,620
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	40,000	40,696
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2017	140,000	141,246
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	125,000	126,650
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	30,000	30,290
State of California, 5.25%, 4/01/2035	455,000	515,861
State of California, 5.5%, 3/01/2040	630,000	700,579
State of California, 5.25%, 11/01/2040	415,000	465,468

		$2,195,410
General Obligations - Schools - 32.4%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 8/01/2028 (Prerefunded 8/01/2019)	$500,000	$550,630
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY, 5.25%, 8/01/2033 (Prerefunded 8/01/2018)	500,000	531,435
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/2040	955,000	347,525
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/2044	1,000,000	304,090
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	535,000	599,227
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/2045	515,000	308,897
Los Angeles, CA, Community College District, 3%, 8/01/2039	455,000	398,166
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	330,000	177,524
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 8/01/2034 (Prerefunded 8/01/2019)	355,000	390,947
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	855,000	609,299
Napa Valley, CA, Unified School District, 5%, 8/01/2020	225,000	253,818
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	170,000	201,158
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	170,000	198,563
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 8/01/2034	500,000	529,930
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 8/01/2029	1,000,000	1,283,330
San Diego, CA, Community College (Election of 2002), 5.25%, 8/01/2033 (Prerefunded 8/01/2019)	125,000	137,658
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	265,000	117,141
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/2018	400,000	393,032
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	265,000	300,473
San Mateo County, CA, Union High School District, “E”, 3%, 9/01/2041	560,000	489,782
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY, 0%, 8/01/2043	765,000	225,300
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 8/01/2025	500,000	588,090
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 8/01/2034 (Prerefunded 8/01/2019)	500,000	549,265
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 8/01/2021	450,000	457,326
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2/01/2023	500,000	597,035
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2/01/2021	500,000	578,090

		$11,117,731
Healthcare Revenue - Hospitals - 28.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 8/01/2039	$505,000	$559,353
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 8/01/2026	110,000	123,608

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 10/01/2033	$295,000	$330,801
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/2032	525,000	587,963
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/2040	255,000	282,813
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/2031	500,000	570,290
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2035	460,000	523,287
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	75,000	81,927
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	225,000	247,732
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	150,000	164,763
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	45,000	49,316
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	35,000	38,140
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	85,000	89,531
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	15,000	16,264
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	65,000	68,991
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	455,000	482,455
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 3/01/2037 (Prerefunded 5/23/2018)	495,000	518,681
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/2041	1,000,000	1,016,620
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	500,000	531,325
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 4/01/2042	455,000	495,195
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	350,000	372,446
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	350,000	373,902
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	260,000	283,639
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	610,000	684,444
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	450,000	499,518
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2/01/2041 (Prerefunded 8/01/2017)	400,000	407,588
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	250,000	280,003

		$9,680,595
Healthcare Revenue - Long Term Care - 4.0%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$150,000	$164,331
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	230,000	241,753
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	295,000	298,599
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	315,000	331,931
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	300,000	332,607

		$1,369,221
Industrial Revenue - Other - 1.7%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$485,000	$578,852

Miscellaneous Revenue - Other - 4.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5%, 7/01/2037	$400,000	$433,240
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2030	235,000	272,837
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	170,000	194,288
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	170,000	193,730
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2/01/2033 (Prerefunded 2/01/2018)	160,000	166,653
California Statewide Communities Development Authority Rev. (Buck Institute for Research on Aging), AGM, 5%, 11/15/2044	385,000	430,626

		$1,691,374
Port Revenue - 5.7%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$310,000	$345,994
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	470,000	517,348

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Port Revenue - continued
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	$1,000,000	$1,091,660

		$1,955,002
Sales & Excise Tax Revenue - 1.3%
California Economic Recovery, “A”, 5%, 7/01/2020 (Prerefunded 7/01/2019)	$250,000	$273,208
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	215,000	154,561
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	120,000	28,394

		$456,163
Secondary Schools - 2.0%
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	$85,000	$88,434
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	85,000	88,131
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	255,000	262,877
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	230,000	252,713

		$692,155
Single Family Housing - State - 2.7%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/2030	$305,000	$305,357
California Housing Finance Agency Rev. (Home Mortgage), “K”, 5.3%, 8/01/2023	175,000	176,251
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	440,000	452,958

		$934,566
State & Agency - Other - 1.5%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 10/01/2027	$500,000	$500,480

State & Local Agencies - 13.3%
California Public Works Board Lease Rev. (Department of Corrections), “E”, AGM, 3%, 10/01/2036	$415,000	$378,629
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	380,000	432,698
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/2033	275,000	313,288
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/2018	2,020,000	1,972,914
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/2023	1,220,000	1,021,433
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 4/01/2030 (Prerefunded 4/01/2019)	390,000	426,578

		$4,545,540
Tax - Other - 1.5%
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	$90,000	$90,189
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	105,000	109,926
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	80,000	83,955
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	210,000	220,634

		$504,704
Tax Assessment - 10.0%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 10/01/2029	$1,000,000	$1,003,520
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 9/01/2019	500,000	501,945
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	160,000	178,437
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	190,000	216,657
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	225,000	258,669
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	295,000	330,952
San Dieguito, CA, Public Facilities Authority, “A”, AMBAC, 5%, 8/01/2032	500,000	522,705
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 8/01/2033	130,000	137,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax Assessment - continued
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	$250,000	$274,328

		$3,424,433
Tobacco - 5.0%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 6/01/2047	$1,000,000	$999,840
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/2047	715,000	718,575

		$1,718,415
Toll Roads - 1.0%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	$320,000	$358,605

Transportation - Special Tax - 2.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$55,000	$55,564
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,007
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	25,000	25,743
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	275,000	283,206
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	35,000	36,578
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 3/01/2037	335,000	377,170

		$788,268
Universities - Colleges - 7.0%
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/2025	$120,000	$120,390
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	75,000	83,327
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	235,000	260,255
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030	285,000	336,910
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/2035	345,000	363,778
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	375,000	437,175
California State University Rev., “A”, 5%, 11/01/2024	370,000	422,251
California State University Rev., “A”, 5%, 11/01/2030	270,000	314,404
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	75,000	75,874

		$2,414,364
Universities - Dormitories - 0.8%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/2035	$25,000	$26,543
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	230,000	236,879

		$263,422
Utilities - Cogeneration - 0.7%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	$150,000	$155,571
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	75,000	75,025

		$230,596
Utilities - Municipal Owned - 7.7%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/2019	$305,000	$331,456
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	50,000	54,996
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	55,000	60,303
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 8/01/2024	390,000	431,800
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	9,874
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	55,000	54,162
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	5,000	4,972
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	40,000	40,123
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	5,000	5,231

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Municipal Owned - continued
Sacramento, CA, Municipal Utility District Electric Rev., “U”, AGM, 5%, 8/15/2019 (Prerefunded 8/15/2018)	$290,000	$307,693
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2025 (Prerefunded 8/15/2021)	95,000	110,018
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “U”, AGM, 5%, 8/15/2019	460,000	487,623
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “X”, 5%, 8/15/2025	275,000	316,286
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	370,000	408,961

		$2,623,498
Utilities - Other - 2.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$245,000	$331,703
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	585,000	675,810

		$1,007,513
Water & Sewer Utility Revenue - 16.8%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 5/01/2034	$500,000	$517,890
California Department of Water Resources Rev. (Central Valley Project Water System), “AE”, 5%, 12/01/2028 (Prerefunded 6/01/2018)	480,000	505,373
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/2024	500,000	588,745
California Department of Water Resources Rev., Unrefunded Balance, 5%, 12/01/2028	20,000	21,002
Chino Basin, CA, Regional Financing Authority Rev. (Inland Empire Utilities Agency), “A”, AMBAC, 5%, 11/01/2038 (Prerefunded 11/01/2017)	1,000,000	1,029,050
Escondido, CA, Joint Powers Financing Authority Rev. (Water System Financing), 5%, 9/01/2041	460,000	517,905
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	21,193
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	110,517
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	105,000	115,187
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	105,000	112,446
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	440,000	506,018
Norco, CA, Financing Authority, Enterprise Rev., AGM, 5.625%, 10/01/2039	215,000	234,556
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	340,000	386,220
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	85,000	96,188
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	370,000	409,979
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	350,000	403,022
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	170,000	191,998

		$5,767,289
Total Municipal Bonds		$57,892,019

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.64% (v)	534,849	$534,849
Total Investments		$58,426,868

Other Assets, Less Liabilities - 0.7%		240,358

VMTPS, at liquidation value of $24,425,000 net of unamortized debt issuance costs of $46,570 (issued by the fund) - (71.1)%		(24,378,430)
Net Assets applicable to common shares - 100.0%		$34,288,796

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
VMTPS	Variable Rate Municipal Term Preferred Shares

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 02/28/17

Futures Contracts at 02/28/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,491,563	June - 2017	$(2,051)

At February 28, 2017, the fund had cash collateral of $29,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$57,892,019	$—	$57,892,019
Mutual Funds	534,849	—	—	534,849
Total Investments	$534,849	$57,892,019	$—	$58,426,868

Other Financial Instruments
Futures Contracts - Liabilities	$(2,051)	$—	$—	$(2,051)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,756,359
Gross unrealized appreciation	3,827,172
Gross unrealized depreciation	(156,663)
Net unrealized appreciation (depreciation)	$3,670,509

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	435,717	2,956,529	(2,857,397)	534,849

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(7)	$—	$1,210	$534,849

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets (applicable to common shares), as of February 28, 2017, are as follows:

California	95.0%
Puerto Rico	3.1%
New York	1.0%
Guam	1.0%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2017

*	Print name and title of each signing officer under his or her signature.